Note 12 - Comparatives	33 Months Ended
Sep. 30, 2012
Reclassifications [Text Block]

NOTE 12 – COMPARATIVES The consolidated financial statements have been reclassified, where applicable, to conform to the presentation used in the current period.	NOTE 14 – COMPARATIVES The consolidated financial statements have been reclassified, where applicable, to conform to the presentation used in the current year.